PROMISSORY NOTES	12 Months Ended
Nov. 30, 2012
Promissory Notes
NOTE 5. PROMISSORY NOTES

During the year ended November 30, 2012, the Company issued three promissory notes for total proceeds of $400,000 at an interest rate of 16% per annum. All three promissory notes are unsecured and payable on demand. During the year ended November 30, 2012, the Company recorded interest expense of $43,155 on the three promissory notes.